Subsequent Events	12 Months Ended
Dec. 31, 2021
Subsequent Events [Abstract]
Subsequent Events
17.	Subsequent Events
On January 24, 2022, the Company entered into an equity purchase agreement (the “Purchase Agreement”) and a registration rights agreement with Lincoln Park
,
 which provides for the sale to Lincoln Park of up to $
50.0
 million of shares of its common stock over the
thirty-six
(
36
) month term of the Purchase Agreement. In connection with the Purchase Agreement, Lincoln Park made an initial purchase of $
3.0
 million worth of shares of common stock (the “Initial Purchase”), which equated to
557,610
shares of common stock, and the Company issued an additional
142,939
shares of common stock to Lincoln Park as a commitment fee in connection with entering into the Purchase Agreement.
On February 22, 2022, the Company entered into an amendment to the Oxford LSA whereby the interest only period for the Term A Loans will end on March 1, 2024, instead of May 1, 2023. In connection with the amendment, the maturity of the Term A Loans was extended from March 18, 2026 to February 1, 2027. Additionally, Term B Loans will now become available to the Company after January 1, 2023, and upon achievement of certain clinical development milestones, until the earlier of (i) June 30, 2023, (ii) forty-five days after the occurrence of the Phase II Milestones, and (iii) the occurrence of an event of default. The interest-only period ends March 1, 2024, provided that upon the funding of the Term B Loans the end date will be extended to
March 1, 2025.